Payables to third parties (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Payables to third parties	R$ 21,534,388	R$ 18,072,898
Payables to third parties, average settlement terms	10,151,464	9,405,429
Balances maintained	9,316,715	7,470,978
Transactions settled	R$ 2,066,209	R$ 1,196,491
Average interest rate (as a percent of CDI)	72.00%	69.00%
Payables to third parties	R$ 21,348,527	R$ 17,988,139
Payables to third parties	R$ 185,861	R$ 84,759